Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Land
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	n/a
Production Facilities
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	20 years
Equipment | Bottom of Range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	2 years
Equipment | Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	10 years
Right of Use Assets
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	Shorter of estimated useful life or lease term
Construction in Progress
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of property plant and equipment	n/a